Other Intangible Assets (Details 1)	12 Months Ended
Dec. 31, 2018
Technology
Useful lives or amortisation rates, intangible assets other than goodwill	7 years
Software | Bottom of range [member]
Useful lives or amortisation rates, intangible assets other than goodwill	2 years
Software | Top of range [member]
Useful lives or amortisation rates, intangible assets other than goodwill	10 years
Others | Bottom of range [member]
Useful lives or amortisation rates, intangible assets other than goodwill	7 years
Others | Top of range [member]
Useful lives or amortisation rates, intangible assets other than goodwill	15 years